Cover	Apr. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2025
Entity File Number	001-42184
Entity Registrant Name	Grayscale Ethereum Mini Trust ETF
Entity Central Index Key	0002020455
Entity Tax Identification Number	99-6447880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale Ethereum Mini Trust ETF Shares
Trading Symbol	ETH
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false